Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	2023 ETF Series Trust
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000244572
Shareholder Report [Line Items]
Fund Name	Eagle Capital Select Equity ETF
Trading Symbol	EAGL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the Eagle Capital Select Equity ETF for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eaglecap.com/strategy/eagle-capital-select-equity-etf#Documents-Section . You can also request this information by contacting us at (833) 782-2211.
Additional Information Phone Number	(833) 782-2211
Additional Information Website	https://www.eaglecap.com/strategy/eagle-capital-select-equity-etf#Documents-Section
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 2,223,849,811
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 8,500,810
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$2,223,849,811
Total advisory fees paid	$8,500,810
Total number of portfolio holdings	29
Period portfolio turnover Rate	6%

Holdings [Text Block]
Sectors	% of Net Assets
Communication Services	17.9%
Information Technology	16.2%
Financials	14.8%
Consumer Discretionary	14.4%
Industrials	10.6%
Health Care	10.0%
Energy	9.7%
Materials	2.0%
Money Market Funds	4.3%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%